NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Interest expense	$ 433,830		$ 1,582,184	$ 121,572
NotePayable [Member]
Amortization of discount			10,000	0
Interest expense	$ 19,027	$ 0	$ 30,226	$ 0